Annual Total Returns[BarChart] - Invesco VI American Value Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.92%	17.31%	34.27%	9.75%	(9.13%)	15.49%	9.96%	(12.65%)	25.03%	1.12%